UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2016

Date of reporting period: December 31, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC. P.O. Box 8511 Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR16	Printed in U.S.A.

CGM
Mutual Fund

87th Annual Report
December 31, 2016

A No-Load Fund

To Our Shareholders:
CGM Mutual Fund increased 11.7% during the fourth quarter of 2016, compared to the Standard and Poor’s 500 Index ("S&P 500 Index") which increased 3.8% and the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which returned -3.1% over the same period. For the twelve months ended December 31, 2016, CGM Mutual Fund returned 7.6%, the S&P 500 Index returned 12.0% and the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index returned 2.6%.
The Year in Review and Economic Outlook
U.S. stocks got off to a rough start in 2016, falling 6% in the opening week of the year as prices generally tracked falling oil prices. By mid-January, the price of oil hit a 12 year low of $26.55 per barrel as global consumption decreased and supply expanded further with the addition of Iranian oil after sanctions were lifted. The continued drop in oil and global commodity prices that began in 2015, along with weakened global economies, especially in emerging markets, curtailed demand for U.S. goods. Nevertheless, the U.S. economy continued its slow and steady growth, driven largely by U.S. consumer spending. In January, the Consumer Price Index rose at the fastest annual clip since October 2014, climbing 1.4% from the previous year. Strong retail sales, low unemployment and gradually rising wages demonstrated that the U.S. economy was poised to continue to expand and not slip back into a recession. By the end of the first quarter, the price of oil began to recover on the news that some oil producing nations would consider production cuts and U.S. shale producers began to curb output. Stocks continued to move with the price of oil and finished the end of the first quarter in positive territory.
Early second quarter reports showed a pullback in U.S. retail sales, anemic U.S. business investment and continued weak global demand which was underscored by the Commerce Department’s disappointing report of 1.1% GDP for the first quarter. These factors influenced the decision of the Federal

Reserve Board ("the Fed") to continue to leave interest rates unchanged in April which further weakened the dollar and sustained rising oil prices. However, low interest rates also contributed to a recovery in the U.S. housing market. In May the Commerce Department reported that April housing starts jumped 6.6% and purchases of new single-family homes increased by an annual rate of 16.6%, the fastest growth since January 2008. Stock prices in June were heavily influenced by market speculation on Brexit. On June 24 Great Britain announced that voters had chosen to leave the European Union sending investors to the relative safety of government bonds, currencies and gold. In response, U.S. bank stocks were hit particularly hard as the S&P 500 Index lost 3.6%. After two days of declines in response to the Brexit vote the market rebounded with a strong three day rally at the end of the quarter.
Third quarter growth in stock prices was significantly influenced by positive employment and income reports along with historically low bond yields. A July Labor Department report showed wages increasing at the fastest annual pace since 2009, with a 2.6% surge in June 2016 from a year earlier. Later in the quarter, the Census Bureau provided evidence of the first significant rise in annual household income in several years with median household incomes increasing 5.2% from a year earlier, after adjusting for inflation. Increased household income boosts consumer spending which accounts for approximately two-thirds of U.S. economic output and has been the primary driver of U.S. economic growth since the end of the recession. Late in the third quarter, stocks reacted negatively to the European Central Bank’s decision to maintain and not expand its bond buying and interest rate policy which was later countered by a favorable response to the announcement of the Bank of Japan’s pro-inflation policies. Overall, global central bank stimulus policies made U.S. Treasuries more attractive and on July 5 the yield on the 10 year U.S. Treasury briefly hit an all-time low of 1.37%. Stocks continued to rise through the end of the quarter, helped in part, by the recovering banking sector.

1

CGM MUTUAL FUND

The dollar strengthened early in the fourth quarter, improving U.S. consumers’ purchasing power and business investment. In addition, government bond yields began to rise, driven in part by higher U.S. wages and rising oil and commodities prices. The election of Donald Trump as the next U.S. President sent stocks and bond yields higher as the market viewed the potential for the new administration’s increased fiscal spending and tax cuts along with the paring of regulations as factors that will invigorate the U.S. economy and increase inflation. In mid-December, the Fed cited rising inflation and a strong labor market when it raised its target interest rate by 0.25%. The Fed’s action slowed down the surge in stock prices that began with the election. The Labor Department reported third quarter GDP grew at a seasonally adjusted rate of 3.5%, the strongest increase in two years, and rising oil prices spurred by impending production cuts, pushed stocks higher as the year came to a close. The yield on the 10 year U.S. Treasury ended the year at 2.45%.
Portfolio Strategy
CGM Mutual Fund was fully invested throughout 2016 in anticipation of strengthening economic growth which, we believed, would support higher interest rates. Growth remained moderate throughout the year, but prospects for stronger growth and higher interest rates were augmented after the election.
Homebuilders and commercial banks were the largest Fund concentration during the year. The homebuilders underperformed and were sold during the third quarter. The commercial banks appreciated sharply after the election and were significant contributors to the Fund’s performance. We established a significant position in semiconductor stocks in the second half of the year which enhanced performance.
The fixed income section of the Fund fluctuated between 25% and 28% of the portfolio during the year. The fixed income portfolio was invested in U.S. Treasury notes with less than a two-year maturity in anticipation of higher interest rates.

The Fund portfolio at year end was concentrated in securities which we believe will benefit from stronger growth and higher interest rates.
On December 31, 2016, CGM Mutual Fund was 27.2% invested in U.S. Treasury securities. The three largest industry positions in the equity portion of the portfolio were in commercial banks, electronic components and broker/dealers. The Fund’s three largest equity holdings were Bank of America Corporation (commercial banks), Morgan Stanley (broker/dealers) and Citigroup Inc. (commercial banks).
David C. Fietze
President
G. Kenneth Heebner
Portfolio Manager
January 3, 2017

2

Average Annual Total Returns through 12/31/16

		1 Year	5 Year	10 Year
■	CGM Mutual Fund	7.6%	9.2%	5.6%
■	S&P 500 Index	12.0%	14.7%	6.9%
■	BofA Merrill Lynch U.S. Corp, Govt & Mortgage Bond Index	2.6%	2.3%	4.4%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM MUTUAL FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner was at Loomis, Sayles & Company where he managed the Fund, then known as Loomis Sayles Mutual Fund. In addition to CGM Mutual Fund, he currently manages CGM Realty Fund and CGM Focus Fund as well as one pooled investment vehicle.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2016
	CGM Mutual Fund (%)
10 Years	+	72.2
5 Years	+	55.1
1 Year	+	7.6
3 Months	+	11.7
The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

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CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2016 COMMON STOCKS

Industry	Percent of Net Assets
Commercial Banks	17.0%
Electronic Components	14.4
Broker/Dealers	11.1
Home Products	10.0
Airlines	6.3
Machinery	3.7
Metals and Mining	3.5
Peripherals	3.2
Health Care Services	1.7
Light Capital Goods	1.1
Steel	0.2
BONDS

United States Treasury Notes	27.2
SCHEDULE OF INVESTMENTS as of December 31, 2016 COMMON STOCKS — 72.2% OF TOTAL NET ASSETS

Airlines — 6.3%	Shares	Value(a)
American Airlines Group Inc.	60,000	$2,801,400
Delta Air Lines, Inc.	100,000	4,919,000
United Continental Holdings, Inc. (b)	230,000	16,762,400
		24,482,800
Broker/Dealers — 11.1%
Morgan Stanley	650,000	27,462,500
The Goldman Sachs Group, Inc.	65,000	15,564,250
		43,026,750
Commercial Banks — 17.0%
Bank of America Corporation	1,250,000	27,625,000
Citigroup Inc.	450,000	26,743,500
JPMorgan Chase & Co.	135,000	11,649,150
		66,017,650
Electronic Components — 14.4%
Advanced Micro Devices, Inc. (b)	1,380,000	15,649,200
Applied Materials, Inc.	200,000	6,454,000
Micron Technology, Inc. (b)	510,000	11,179,200
NVIDIA Corporation	210,000	22,415,400
		55,697,800

See accompanying notes to financial statements.
4

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2016 (continued) COMMON STOCKS (continued)

Health Care Services — 1.7%	Shares	Value(a)
Herbalife Ltd. (b)	141,000	$6,787,740

Home Products — 10.0%
Thor Industries, Inc.	205,000	20,510,250
Whirlpool Corporation	100,000	18,177,000
		38,687,250
Light Capital Goods — 1.1%
Lam Research Corporation	40,000	4,229,200

Machinery — 3.7%
United Rentals, Inc. (b)	135,000	14,253,300

Metals and Mining — 3.5%
Vale S.A. ADR	1,800,000	13,716,000

Peripherals — 3.2%
Western Digital Corporation	183,000	12,434,850

Steel — 0.2%
Steel Dynamics, Inc.	20,000	711,600

TOTAL COMMON STOCKS (Identified cost $242,705,649)		280,044,940
BONDS — 27.2% OF TOTAL NET ASSETS	Face Amount
United States Treasury — 27.2%
United States Treasury Notes, 0.500%, 01/31/2017	$34,000,000	34,003,876
United States Treasury Notes, 0.625%, 06/30/2018	1,000,000	993,711
United States Treasury Notes, 0.750%, 07/31/2018	5,500,000	5,470,564
United States Treasury Notes, 0.750%, 10/31/2018	28,500,000	28,295,142
United States Treasury Notes, 1.250%, 12/15/2018	36,500,000	36,539,931
TOTAL BONDS (Identified cost $105,539,499)		105,303,224
SHORT-TERM INVESTMENT — 1.1% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.03% to be repurchased at $4,165,000 on 01/03/2017 collateralized by $4,760,000 U.S. Treasury Bond, 2.50% due 02/15/2046 valued at $4,274,009 including interest (Cost $4,165,000)	4,165,000	4,165,000
TOTAL INVESTMENTS — 100.5% (Identified cost $352,410,148)		389,513,164
Cash and receivables		14,277,181
Liabilities		(16,069,825)
TOTAL NET ASSETS — 100.0%		$387,720,520
(a) See Note 2A.
(b) Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
5

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

Assets
Investments at value:
(Identified cost $352,410,148)		$389,513,164
Cash		1,983
Receivable for:
Securities sold	$13,939,443
Shares of the Fund sold	2,114
Dividends and interest	333,641	14,275,198
Total assets		403,790,345

Liabilities
Payable for:
Securities purchased	14,519,960
Shares of the Fund redeemed	358,664
Distributions declared	722,710	15,601,334
Accrued expenses:
Management fees	300,239
Trustees’ fees	18,791
Accounting, administration and compliance expenses	23,663
Transfer agent fees	53,444
Other expenses	72,354	468,491
Total liabilities		16,069,825
Net Assets		$387,720,520

Net assets consist of:
Capital paid-in		$350,771,699
Accumulated net realized losses on investments		(154,195)
Net unrealized appreciation on investments		37,103,016
Net Assets		$387,720,520

Shares of beneficial interest outstanding, no par value		12,602,930

Net asset value per share*		$30.76

* Shares of the Fund are sold and redeemed at net asset
value ($387,720,520 ÷ 12,602,930).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2016

Investment Income
Income:
Dividends (net of withholding tax of
$23,958)	$3,121,417
Interest	615,131
3,736,548
Expenses:
Management fees	3,300,632
Trustees’ fees	75,023
Accounting, administration and compliance expenses	283,958
Custodian fees and expenses	112,494
Transfer agent fees	369,674
Audit and tax services	49,700
Legal	27,541
Printing	40,527
Registration fees	24,395
Miscellaneous expenses	6,402
4,290,346
Net investment loss	(553,798)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	12,557,545
Net change in unrealized appreciation on investments	14,049,458
Net realized and unrealized gains on investments	26,607,003

Change in Net Assets from Operations	$26,053,205

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
From Operations
Net investment loss	$(553,798)	$(1,604,419)
Net realized gains (losses) on investments	12,557,545	(2,277,841)
Net change in unrealized appreciation (depreciation) on investments	14,049,458	(8,542,547)
Change in net assets from operations	26,053,205	(12,424,807)

From Distributions to Shareholders
Net long-term realized capital gains on investments	(10,400,786)	—
	(10,400,786)	—
From Capital Share Transactions
Proceeds from sale of shares	2,909,083	3,673,567
Net asset value of shares issued in connection with reinvestment of:
Distributions from net long-term realized capital gains on investments	9,678,076	—
	12,587,159	3,673,567
Cost of shares redeemed	(42,098,460)	(38,233,376)
Change in net assets derived from capital share transactions	(29,511,301)	(34,559,809)
Total change in net assets	(13,858,882)	(46,984,616)

Net Assets
Beginning of period	401,579,402	448,564,018
End of period	$387,720,520	$401,579,402

Number of Shares of the Fund:
Issued from sale of shares	103,231	119,596
Issued in connection with reinvestment of:
Distributions from net long-term realized capital gains on investments	314,632	—
	417,863	119,596
Redeemed	(1,485,217)	(1,249,744)
Net change	(1,067,354)	(1,130,148)

See accompanying notes to financial statements.
7

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2016	2015	2014	2013	2012
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$29.38	$30.31	$32.16	$28.42	$24.42
Net investment income (loss) (a)	(0.04)	(0.11)	(0.17)	(0.09)	0.09
Net realized and unrealized gains (losses) on investments	2.27	(0.82)	1.87	6.06	4.01
Total from investment operations	2.23	(0.93)	1.70	5.97	4.10

Dividends from net investment income	—	—	—	—	(0.10)
Distributions from net short-term realized gains	—	—	(1.57)	(1.62)	—
Distributions from net long-term realized gains	(0.85)	—	(1.98)	(0.61)	—
Total distributions	(0.85)	—	(3.55)	(2.23)	(0.10)

Net increase (decrease) in net asset value	1.38	(0.93)	(1.85)	3.74	4.00
Net asset value at end of period	$30.76	$29.38	$30.31	$32.16	$28.42

Total return (%)	7.6	(3.1)	5.3	21.0	16.8

Ratios:
Operating expenses to average net assets (%)	1.17	1.12	1.12	1.11	1.12
Net investment income (loss) to average net assets (%)	(0.15)	(0.37)	(0.55)	(0.29)	0.35
Portfolio turnover (%)	436	345	301	374	325
Net assets at end of period (in thousands) ($)	387,721	401,579	448,564	477,188	440,679
(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016

1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2016 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$280,044,940	—	—
	Bonds
	United States Treasury Notes	—	$105,303,224	—
	Short-Term Investment
	Repurchase Agreement	—	4,165,000	—
	Total	$280,044,940	$109,468,224	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the twelve months ended December 31, 2016, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
—	$193,495	$36,755,326
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2016 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$352,757,838	$39,843,216	$(3,087,890)	$36,755,326
Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses for an unlimited period and retain their character as either short-term or long-term capital losses. As of December 31, 2016, the post-enactment capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$1,668,635	—	$1,668,635	—	—	—
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2016 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2016 and 2015 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2016	—	$10,400,786	$10,400,786
2015	—	—	—
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At December 31, 2016, the Fund had an investment in a repurchase agreement with a gross value of $4,165,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash and/or securities of $4,274,009 exceeded the value of the repurchase agreement at December 31, 2016 by $109,009.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U. S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended December 31, 2016, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $1,539,585,091 and $1,577,255,769, respectively. For long-term government obligations, there were $65,577,031 of purchases and $69,477,481 of sales.
5. Fees and expenses
A. Management fees — During the period ended December 31, 2016, the Fund incurred management fees of $3,300,632, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $283,958, for the period ended December 31, 2016, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $254,695 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2016, each disinterested trustee was compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement — In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reporting by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018.  Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

14

CGM MUTUAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CGM Mutual Fund
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the CGM Mutual Fund (the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 17, 2017

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2016 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2016
(unaudited)
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund hereby designates $10,434,818 as capital gain dividend for the taxable year ended December 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

16

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2016 to December 31, 2016.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Expenses Paid During Period* 07/01/16 - 12/31/16
Actual	$1,000.00	$1,153.07	$6.35
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.96
* Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

17

CGM MUTUAL FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
Ken Heebner* age 76	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
Leslie A. Lake* age 71	Trustee since 2013	Vice President and Secretary of CGM Trust (since 1992); Employee - Office Administrator, CGM	3
Disinterested Trustees
Peter O. Brown age 76	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (from 1990 to 1993); formerly Senior Vice President, J.P. Morgan Chase Bank (from 1981 to 1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (from 2000 to 2005)	3
Mark W. Holland age 67	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (from 1999 to 2002); formerly Director, Loomis, Sayles & Company, L.P. (from 1993 to 2001)	3

18

CGM MUTUAL FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
James Van Dyke Quereau, Jr. age 68	Trustee 1993 to 2016†	Formerly Senior Vice President and Chief Investment Officer (2008 to 2015), Director (2006 to 2015), Managing Partner (2006 to 2008), Stratton Management Company (investment management); formerly Director and Vice President, Semper Trust Co. (until 2006)	3
J. Baur Whittlesey age 70	Trustee since 1990	Member (1994 to 2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
Officers
Ken Heebner* age 76	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
David C. Fietze* age 47	President since 2015 and Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
Kathleen S. Haughton* age 56	Vice President since 1992 and Anti-Money	Employee – Investor Services Division, CGM	3
Address: 38 Newbury St., 8th Fl., Boston, MA 02116	Laundering Compliance Officer since 2002
Jem A. Hudgins* age 53	Treasurer since 2004	Employee – CGM	3
Leslie A. Lake* age 71	Vice President and Secretary since 1992	Employee – Office Administrator, CGM	3
Martha I. Maguire* age 61	Vice President since 1994	Employee – Funds Marketing, CGM	3
Nicole M. Fembleaux* age 37	Assistant Vice President since 2011	Employee – Operations, CGM	3
Kevin Ure* age 45	Vice President since 2013	Employee – Accounts Admin, Operations, CGM	3
Tony Figueiredo* age 56	Vice President since 2013	Employee – Investor Services Division, CGM	3
Address: 38 Newbury St., 8th Fl., Boston, MA 02116
Deidra Hewardt* age 44	Assistant Treasurer since 2014	Employee – CGM	3
Address: 38 Newbury St., 8th Fl., Boston, MA 02116
† Mr. Quereau, Jr. resigned as a trustee effective December 31, 2016

19

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC. P.O. Box 8511 Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR16	Printed in U.S.A.

CGM
Realty Fund

23rd Annual Report
December 31, 2016

A No-Load Fund

To Our Shareholders:
CGM Realty Fund increased 9.2% during the fourth quarter of 2016 compared to the Standard and Poor’s 500 Index ("S&P 500 Index") which increased 3.8% and the Standard and Poor’s U.S. REIT Index which returned -3.0%. For the twelve months ended December 31, 2016, CGM Realty Fund returned 2.7%, the S&P 500 Index returned 12.0% and the Standard and Poor’s U.S. REIT Index returned 8.5%.
The Year in Review and Economic Outlook
U.S. stocks got off to a rough start in 2016, falling 6% in the opening week of the year as prices generally tracked falling oil prices. By mid-January, the price of oil hit a 12 year low of $26.55 per barrel as global consumption decreased and supply expanded further with the addition of Iranian oil after sanctions were lifted. The continued drop in oil and global commodity prices that began in 2015, along with weakened global economies, especially in emerging markets, curtailed demand for U.S. goods. Nevertheless, the U.S. economy continued its slow and steady growth, driven largely by U.S. consumer spending. In January, the Consumer Price Index rose at the fastest annual clip since October 2014, climbing 1.4% from the previous year. Strong retail sales, low unemployment and gradually rising wages demonstrated that the U.S. economy was poised to continue to expand and not slip back into a recession. By the end of the first quarter, the price of oil began to recover on the news that some oil producing nations would consider production cuts and U.S. shale producers began to curb output. Stocks continued to move with the price of oil and finished the end of the first quarter in positive territory.
Early second quarter reports showed a pullback in U.S. retail sales, anemic U.S. business investment and continued weak global demand which was underscored by the Commerce Department’s disappointing report of 1.1% GDP for the first quarter. These factors influenced the decision of the Federal Reserve Board ("the Fed") to continue to leave interest rates unchanged in April which further weakened the dollar and sustained rising oil prices.

However, low interest rates also contributed to a recovery in the U.S. housing market. In May the Commerce Department reported that April housing starts jumped 6.6% and purchases of new single-family homes increased by an annual rate of 16.6%, the fastest growth since January 2008. Stock prices in June were heavily influenced by market speculation on Brexit. On June 24 Great Britain announced that voters had chosen to leave the European Union sending investors to the relative safety of government bonds, currencies and gold. In response, U.S. bank stocks were hit particularly hard as the S&P 500 Index lost 3.6%. After two days of declines in response to the Brexit vote the market rebounded with a strong three day rally at the end of the quarter.
Third quarter growth in stock prices was significantly influenced by positive employment and income reports along with historically low bond yields. A July Labor Department report showed wages increasing at the fastest annual pace since 2009, with a 2.6% surge in June 2016 from a year earlier. Later in the quarter, the Census Bureau provided evidence of the first significant rise in annual household income in several years with median household incomes increasing 5.2% from a year earlier, after adjusting for inflation. Increased household income boosts consumer spending which accounts for approximately two-thirds of U.S. economic output and has been the primary driver of U.S. economic growth since the end of the recession. Late in the third quarter, stocks reacted negatively to the European Central Bank’s decision to maintain and not expand its bond buying and interest rate policy which was later countered by a favorable response to the announcement of the Bank of Japan’s pro-inflation policies. Overall, global central bank stimulus policies made U.S. Treasuries more attractive and on July 5 the yield on the 10 year U.S. Treasury briefly hit an all-time low of 1.37%. Stocks continued to rise through the end of the quarter, helped in part, by the recovering banking sector.
The dollar strengthened early in the fourth quarter, improving U.S. consumers’ purchasing power and

1

CGM REALTY FUND

business investment. In addition, government bond yields began to rise, driven in part by higher U.S. wages and rising oil and commodities prices. The election of Donald Trump as the next U.S. President sent stocks and bond yields higher as the market viewed the potential for the new administration’s increased fiscal spending and tax cuts along with the paring of regulations as factors that will invigorate the U.S. economy and increase inflation. In mid-December, the Fed cited rising inflation and a strong labor market when it raised its target interest rate by 0.25%. The Fed’s action slowed down the surge in stock prices that began with the election. The Labor Department reported third quarter GDP grew at a seasonally adjusted rate of 3.5%, the strongest increase in two years, and rising oil prices spurred by impending production cuts, pushed stocks higher as the year came to a close. The yield on the 10 year U.S. Treasury ended the year at 2.45%.
Portfolio Strategy
During 2016, CGM Realty Fund reduced its position in Real Estate Investment Trusts because these securities fluctuate with interest rate levels and we anticipated rising interest rates over the course of the year. The Fund had mixed results in other real estate securities with losses in homebuilders and gains in mining stocks. At year end, the net result was positive but lower than the Standard and Poor’s U.S. REIT Index.
As of December 31, 2016 we continued to substantially underweight Real Estate Investment Trusts in the portfolio in expectation of rising interest rates associated with stronger economic growth stimulated by the expansionary policies of the new administration.
The Fund portfolio at year-end contained significant concentrations in mining and homebuilding securities as well as some large banks which we believe will benefit directly from higher interest rates.
CGM Realty Fund was approximately 22% invested in REITs on December 31, 2016. The Fund’s three largest holdings were Bank of America Corporation

(commercial banks), Vale S.A. ADR (metals and mining) and Citigroup Inc. (commercial banks).
David C. Fietze
President
G. Kenneth Heebner
Portfolio Manager

January 3, 2017

2

Average Annual Total Returns through 12/31/16

		1 Year	5 Year	10 Year
■	CGM Realty Fund	2.7%	8.2%	6.4%
■	S&P 500 Index	12.0%	14.7%	6.9%
■	Standard and Poor's U.S. REIT Index	8.5%	11.9%	4.9%
■	FTSE NAREIT Equity REITs Index	8.5%	12.0%	5.1%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses. Due to licensing restrictions effective July 1, 2016, the FTSE NAREIT Equity REITs Index was replaced with the Standard & Poor’s U.S. REIT Index, which is a comparable index.

CGM REALTY FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Realty Fund, he currently manages CGM Mutual Fund and CGM Focus Fund as well as one pooled investment vehicle.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2016
	CGM Realty Fund (%)
10 Years	+	86.5
5 Years	+	48.4
1 Year	+	2.7
3 Months	+	9.2

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2016 COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Residential	13.1%
Timber	5.2
Data Centers	3.0
Office and Industrial	0.7
Other Common Stocks
Metals and Mining	34.3
Housing and Building Materials	18.8
Commercial Banks	16.5
Broker/Dealers	6.6
SCHEDULE OF INVESTMENTS as of December 31, 2016 COMMON STOCKS — 98.2% OF TOTAL NET ASSETS REAL ESTATE INVESTMENT TRUSTS — 22.0%

Data Centers — 3.0%	Shares	Value(a)
CoreSite Realty Corporation	110,000	$8,730,700
CyrusOne Inc.	110,000	4,920,300
Digital Realty Trust, Inc.	70,000	6,878,200
DuPont Fabros Technology, Inc.	120,000	5,271,600
		25,800,800
Office and Industrial — 0.7%
Prologis, Inc.	110,000	5,806,900

Residential — 13.1%
American Homes 4 Rent	2,220,000	46,575,600
Colony Starwood Homes	1,400,000	40,334,000
Silver Bay Realty Trust Corp.	1,577,000	27,029,780
		113,939,380
Timber — 5.2%
Potlatch Corporation	1,098,000	45,731,700

TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $180,464,960)		191,278,780

See accompanying notes to financial statements.
4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of December 31, 2016 (continued) COMMON STOCKS (continued)

OTHER COMMON STOCKS — 76.2%

Broker/Dealers — 6.6%	Shares	Value(a)
Morgan Stanley	1,360,000	$57,460,000

Commercial Banks — 16.5%
Bank of America Corporation	3,630,000	80,223,000
Citigroup Inc.	1,070,000	63,590,100
		143,813,100
Housing and Building Materials — 18.8%
D.R. Horton, Inc.	1,600,000	43,728,000
Lennar Corporation	1,370,000	58,814,100
PulteGroup, Inc.	1,000,000	18,380,000
Toll Brothers, Inc. (b)	1,400,000	43,400,000
		164,322,100
Metals and Mining — 34.3%
Anglo American plc ADR (b)	5,310,000	37,435,500
BHP Billiton Limited ADR	700,000	25,046,000
Martin Marietta Materials, Inc.	260,000	57,597,800
Rio Tinto plc ADR	620,000	23,845,200
Teck Resources Limited	1,620,000	32,448,600
Vale S.A. ADR	9,300,000	70,866,000
Vulcan Materials Company	409,000	51,186,350
		298,425,450

TOTAL OTHER COMMON STOCKS (Identified cost $562,602,399)		664,020,650
TOTAL COMMON STOCKS (Identified cost $743,067,359)		855,299,430

SHORT-TERM INVESTMENT — 2.5% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.03% to be repurchased at $21,750,000 on 01/03/2017 collateralized by $24,855,000 U.S. Treasury Bond, 2.50% due 02/15/2046 valued at $22,317,331 including interest (Cost $21,750,000)
	Face Amount

	$21,750,000	21,750,000
TOTAL INVESTMENTS — 100.7% (Identified cost $764,817,359)		877,049,430
Cash and receivables		1,636,522
Liabilities		(7,691,325)
TOTAL NET ASSETS — 100.0%		$870,994,627
(a) See Note 2A.
(b) Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

Assets
Investments at value:
(Identified cost $764,817,359)		$877,049,430
Cash		1,246
Receivable for:
Securities sold	$786,275
Shares of the Fund sold	5,443
Dividends and interest	843,558	1,635,276
Total assets		878,685,952

Liabilities
Payable for:
Securities purchased	5,103,670
Shares of the Fund redeemed	769,726
Distributions declared	961,653
Tax withholding	10,404	6,845,453
Accrued expenses:
Management fees	613,648
Trustees’ fees	31,482
Accounting, administration and compliance expenses	49,517
Transfer agent fees	61,806
Other expenses	89,419	845,872
Total liabilities		7,691,325
Net Assets		$870,994,627

Net assets consist of:
Capital paid-in		$757,736,138
Accumulated net realized gains on investments		1,027,768
Net unrealized appreciation on investments		112,230,721
Net Assets		$870,994,627

Shares of beneficial interest outstanding, no par value		29,356,203

Net asset value per share*		$29.67
* Shares of the Fund are sold and redeemed at net asset
value ($870,994,627 ÷ 29,356,203).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2016

Investment Income
Income:
Dividends (net of withholding tax of
$77,494)	$12,069,564
Interest	4,015
12,073,579

Expenses:
Management fees	7,267,606
Trustees’ fees	125,784
Accounting, administration and compliance expenses	594,190
Custodian fees and expenses	254,914
Transfer agent fees	471,161
Audit and tax services	49,700
Legal	68,034
Printing	56,586
Registration fees	26,022
Miscellaneous expenses	11,668
8,925,665
Net investment income	3,147,914

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	13,364,495
Net change in unrealized depreciation on investments and foreign currency transactions	(7,532,205)
Net realized and unrealized gains on investments and foreign currency transactions	5,832,290

Change in Net Assets from Operations	$8,980,204

See accompanying notes to financial statements.
6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
From Operations
Net investment income	$3,147,914	$1,346,306
Net realized gains on investments	13,364,495	95,435,592
Net change in unrealized depreciation on investments and foreign currency transactions	(7,532,205)	(122,707,040)
Change in net assets from operations	8,980,204	(25,925,142)

From Distributions to Shareholders
Net investment income	(3,625,854)	(938,546)
Net long-term realized capital gains on investments	(7,844,262)	(96,482,482)
	(11,470,116)	(97,421,028)
From Capital Share Transactions
Proceeds from sale of shares	10,202,201	32,896,338
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	3,125,190	790,426
Distributions from net long-term realized capital gains on investments	6,882,609	82,740,403
	20,210,000	116,427,167
Cost of shares redeemed	(225,540,792)	(158,944,530)
Change in net assets derived from capital share transactions	(205,330,792)	(42,517,363)
Total change in net assets	(207,820,704)	(165,863,533)

Net Assets
Beginning of period	1,078,815,331	1,244,678,864
End of period	$870,994,627	$1,078,815,331

Number of Shares of the Fund:
Issued from sale of shares	377,143	996,662
Issued in connection with reinvestment of:
Dividends from net investment income	111,068	27,005
Distributions from net long-term realized capital gains on investments	231,972	2,826,799
	720,183	3,850,466
Redeemed	(8,219,622)	(4,835,273)
Net change	(7,499,439)	(984,807)

See accompanying notes to financial statements.
7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2016	2015	2014	2013	2012
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$29.27	$32.89	$30.76	$29.37	$26.81
Net investment income (a)	0.10	0.04	0.28	0.23	0.30
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.68	(0.81)	6.41	2.68	2.53
Total from investment operations	0.78	(0.77)	6.69	2.91	2.83

Dividends from net investment income	(0.11)	(0.03)	(0.24)	(0.28)	(0.27)
Distributions from net short-term realized gains	—	—	(0.92)	—	—
Distributions from net long-term realized gains	(0.27)	(2.82)	(3.40)	(1.24)	—
Total distributions	(0.38)	(2.85)	(4.56)	(1.52)	(0.27)

Net increase (decrease) in net asset value	0.40	(3.62)	2.13	1.39	2.56
Net asset value at end of period	$29.67	$29.27	$32.89	$30.76	$29.37

Total return (%)	2.7	(2.3)	21.8	9.9	10.6

Ratios:
Operating expenses to average net assets (%)	0.99	0.92	0.92	0.92	0.89
Net investment income to average net assets (%)	0.35	0.11	0.86	0.75	1.01
Portfolio turnover (%)	241	224	135	146	101
Net assets at end of period (in thousands) ($)	870,995	1,078,815	1,244,679	1,174,498	1,417,608
(a) Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.
8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016

1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2016 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$855,299,430	—	—
	Short-Term Investment
	Repurchase Agreement	—	$21,750,000	—
	Total	$855,299,430	$21,750,000	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the twelve months ended December 31, 2016, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
—	$1,149,677	$112,110,162
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2016 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$764,939,268	$115,003,088	$(2,892,926)	$112,110,162
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2016 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2016 and 2015 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2016	$3,147,914	$8,322,202	—	$11,470,116
2015	$938,546	$96,482,482	—	$97,421,028
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

possession of the cash and/or collateral provided by the seller.

At December 31, 2016, the Fund had an investment in a repurchase agreement with a gross value of $21,750,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash and/or securities of $22,317,331 exceeded the value of the repurchase agreement at December 31, 2016 by $567,331.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U. S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended December 31, 2016, purchases and sales of securities other than short-term investments aggregated $2,163,861,371 and $2,386,802,377, respectively.
5. Fees and expenses
A. Management fees — During the period ended December 31, 2016, the Fund incurred management fees of $7,267,606, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $594,190, for the period ended December 31, 2016, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $515,578 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2016, each disinterested trustee was compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement — In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reporting by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018.  Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

12

CGM REALTY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CGM Realty Fund
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the CGM Realty Fund (the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 17, 2017

13

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2016 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2016
(unaudited)
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.
The Fund hereby designates $8,367,162 as capital gain dividend for the taxable year ended December 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.
For taxable non-corporate shareholders, 100% of the 2016 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.
For corporate shareholders, 100% of the 2016 ordinary dividend qualifies for the dividends-received deduction.

14

CGM REALTY FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2016 to December 31, 2016.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Expenses Paid During Period* 07/01/16 - 12/31/16
Actual	$1,000.00	$1,055.24	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$5.10
* Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

15

CGM REALTY FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
Ken Heebner* age 76	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
Leslie A. Lake* age 71	Trustee since 2013	Vice President and Secretary of CGM Trust (since 1992); Employee - Office Administrator, CGM	3
Disinterested Trustees
Peter O. Brown age 76	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (from 1990 to 1993); formerly Senior Vice President, J.P. Morgan Chase Bank (from 1981 to 1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (from 2000 to 2005)	3
Mark W. Holland age 67	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (from 1999 to 2002); formerly Director, Loomis, Sayles & Company, L.P. (from 1993 to 2001)	3

16

CGM REALTY FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
James Van Dyke Quereau, Jr. age 68	Trustee 1993 to 2016†	Formerly Senior Vice President and Chief Investment Officer (2008 to 2015), Director (2006 to 2015), Managing Partner (2006 to 2008), Stratton Management Company (investment management); formerly Director and Vice President, Semper Trust Co. (until 2006)	3
J. Baur Whittlesey age 70	Trustee since 1990	Member (1994 to 2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
Officers
Ken Heebner* age 76	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
David C. Fietze* age 47	President since 2015 and Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
Kathleen S. Haughton* age 56	Vice President since 1992 and Anti-Money	Employee – Investor Services Division, CGM	3
Address: 38 Newbury St., 8th Fl., Boston, MA 02116	Laundering Compliance Officer since 2002
Jem A. Hudgins* age 53	Treasurer since 2004	Employee – CGM	3
Leslie A. Lake* age 71	Vice President and Secretary since 1992	Employee – Office Administrator, CGM	3
Martha I. Maguire* age 61	Vice President since 1994	Employee – Funds Marketing, CGM	3
Nicole M. Fembleaux* age 37	Assistant Vice President since 2011	Employee – Operations, CGM	3
Kevin Ure* age 45	Vice President since 2013	Employee – Accounts Admin, Operations, CGM	3
Tony Figueiredo* age 56	Vice President since 2013	Employee – Investor Services Division, CGM	3
Address: 38 Newbury St., 8th Fl., Boston, MA 02116
Deidra Hewardt* age 44	Assistant Treasurer since 2014	Employee – CGM	3
Address: 38 Newbury St., 8th Fl., Boston, MA 02116
† Mr. Quereau, Jr. resigned as a trustee effective December 31, 2016

17

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC. P.O. Box 8511 Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR16	Printed in U.S.A.

CGM
Focus Fund

20th Annual Report
December 31, 2016

A No-Load Fund

To Our Shareholders:
CGM Focus Fund increased 19.1% during the fourth quarter of 2016 compared to the Standard and Poor’s 500 Index ("S&P 500 Index") which increased 3.8%. For the twelve months ended December 31, 2016, CGM Focus Fund returned 9.0% while the S&P 500 Index returned 12.0%.
The Year in Review and Economic Outlook
U.S. stocks got off to a rough start in 2016, falling 6% in the opening week of the year as prices generally tracked falling oil prices. By mid-January, the price of oil hit a 12 year low of $26.55 per barrel as global consumption decreased and supply expanded further with the addition of Iranian oil after sanctions were lifted. The continued drop in oil and global commodity prices that began in 2015, along with weakened global economies, especially in emerging markets, curtailed demand for U.S. goods. Nevertheless, the U.S. economy continued its slow and steady growth, driven largely by U.S. consumer spending. In January, the Consumer Price Index rose at the fastest annual clip since October 2014, climbing 1.4% from the previous year. Strong retail sales, low unemployment and gradually rising wages demonstrated that the U.S. economy was poised to continue to expand and not slip back into a recession. By the end of the first quarter, the price of oil began to recover on the news that some oil producing nations would consider production cuts and U.S. shale producers began to curb output. Stocks continued to move with the price of oil and finished the end of the first quarter in positive territory.
Early second quarter reports showed a pullback in U.S. retail sales, anemic U.S. business investment and continued weak global demand which was underscored by the Commerce Department’s disappointing report of 1.1% GDP for the first quarter. These factors influenced the decision of the Federal Reserve Board ("the Fed") to continue to leave interest rates unchanged in April which further weakened the dollar and sustained rising oil prices. However, low interest rates also contributed to a recovery in the U.S. housing market. In May the

Commerce Department reported that April housing starts jumped 6.6% and purchases of new single-family homes increased by an annual rate of 16.6%, the fastest growth since January 2008. Stock prices in June were heavily influenced by market speculation on Brexit. On June 24 Great Britain announced that voters had chosen to leave the European Union sending investors to the relative safety of government bonds, currencies and gold. In response, U.S. bank stocks were hit particularly hard as the S&P 500 Index lost 3.6%. After two days of declines in response to the Brexit vote the market rebounded with a strong three day rally at the end of the quarter.
Third quarter growth in stock prices was significantly influenced by positive employment and income reports along with historically low bond yields. A July Labor Department report showed wages increasing at the fastest annual pace since 2009, with a 2.6% surge in June 2016 from a year earlier. Later in the quarter, the Census Bureau provided evidence of the first significant rise in annual household income in several years with median household incomes increasing 5.2% from a year earlier, after adjusting for inflation. Increased household income boosts consumer spending which accounts for approximately two-thirds of U.S. economic output and has been the primary driver of U.S. economic growth since the end of the recession. Late in the third quarter, stocks reacted negatively to the European Central Bank’s decision to maintain and not expand its bond buying and interest rate policy which was later countered by a favorable response to the announcement of the Bank of Japan’s pro-inflation policies. Overall, global central bank stimulus policies made U.S. Treasuries more attractive and on July 5 the yield on the 10 year U.S. Treasury briefly hit an all-time low of 1.37%. Stocks continued to rise through the end of the quarter, helped in part, by the recovering banking sector.
The dollar strengthened early in the fourth quarter, improving U.S. consumers’ purchasing power and business investment. In addition, government bond yields began to rise, driven in part by higher U.S.

CGM FOCUS FUND

wages and rising oil and commodities prices. The election of Donald Trump as the next U.S. President sent stocks and bond yields higher as the market viewed the potential for the new administration’s increased fiscal spending and tax cuts along with the paring of regulations as factors that will invigorate the U.S. economy and increase inflation. In mid-December, the Fed cited rising inflation and a strong labor market when it raised its target interest rate by 0.25%. The Fed’s action slowed down the surge in stock prices that began with the election. The Labor Department reported third quarter GDP grew at a seasonally adjusted rate of 3.5%, the strongest increase in two years, and rising oil prices spurred by impending production cuts, pushed stocks higher as the year came to a close. The yield on the 10 year U.S. Treasury ended the year at 2.45%.
Portfolio Strategy
CGM Focus Fund was fully invested throughout 2016 in anticipation of strengthening economic growth which, we believed, would support higher interest rates. Growth remained moderate throughout the year, but prospects for stronger growth and higher interest rates were augmented after the election.
Homebuilders and commercial banks were the largest Fund concentration during the year. The homebuilders underperformed and were sold during the third quarter. The commercial banks appreciated sharply after the election and were significant contributors to the Fund’s performance. We established a significant position in semiconductor stocks in the second half of the year which enhanced performance. The Fund maintained a short position of long-term treasuries throughout the year but transaction timing resulted in losses.
The Fund portfolio at year-end was concentrated in securities which we believe will benefit from stronger growth and higher interest rates.
On December 31, 2016 CGM Focus Fund had large industry positions in commercial banks, electronic components and broker/dealers. The Fund’s three largest long holdings were Citigroup Inc., Bank of America Corporation (commercial banks) and

Morgan Stanley (broker/dealers). Approximately 40.8% of the portfolio was invested in securities sold short.
David C. Fietze
President
G. Kenneth Heebner
Portfolio Manager

January 3, 2017

Average Annual Total Returns through 12/31/16

		1 Year	5 Year	10 Year
■	CGM Focus Fund	9.0%	10.8%	4.0%
■	S&P 500 Index	12.0%	14.7%	6.9%
Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM FOCUS FUND
Portfolio Manager
G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership ("CGM") with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Focus Fund, he currently manages CGM Mutual Fund and CGM Realty Fund as well as one pooled investment vehicle.

INVESTMENT PERFORMANCE
(unaudited)
Cumulative Total Returns for Periods Ended December 31, 2016
	CGM Focus Fund (%)
10 Years	+	47.9
5 Years	+	66.6
1 Year	+	9.0
3 Months	+	19.1
The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2016 COMMON STOCKS

Industry	Percent of Net Assets
Commercial Banks	24.7%
Electronic Components	20.8
Broker/Dealers	14.5
Home Products	10.4
Light Capital Goods	8.0
Airlines	7.6
Oil - Independent Production	5.3
Metals and Mining	5.1
Peripherals	4.9
Insurance	3.5
Machinery	3.4
SECURITIES SOLD SHORT

United States Treasury Bonds	(19.5)
Retail	(16.5)
Food - Retailers/Wholesalers	(4.8)
SCHEDULE OF INVESTMENTS as of December 31, 2016 COMMON STOCKS — 108.2% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines — 7.6%
Alaska Air Group, Inc.	420,000	$37,266,600
United Continental Holdings, Inc. (b)	465,000	33,889,200
		71,155,800
Broker/Dealers — 14.5%
Morgan Stanley (c)	1,760,000	74,360,000
The Goldman Sachs Group, Inc. (c)	255,000	61,059,750
		135,419,750
Commercial Banks — 24.7%
Bank of America Corporation (c)	3,530,000	78,013,000
Citigroup Inc.	1,630,000	96,870,900
JPMorgan Chase & Co. (c)	660,000	56,951,400
		231,835,300
Electronic Components — 20.8%
Advanced Micro Devices, Inc. (b)	4,000,000	45,360,000
Applied Materials, Inc. (c)	1,210,000	39,046,700
Micron Technology, Inc. (b)	2,550,000	55,896,000
NVIDIA Corporation (c)	510,000	54,437,400
		194,740,100

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2016 (continued) COMMON STOCKS (continued)

	Shares	Value(a)
Home Products — 10.4%
Thor Industries, Inc.	495,000	$49,524,750
Whirlpool Corporation	265,000	48,169,050
		97,693,800
Insurance — 3.5%
Prudential Financial, Inc.	318,000	33,091,080

Light Capital Goods — 8.0%
KLA-Tencor Corporation	520,000	40,913,600
Lam Research Corporation (c)	325,000	34,362,250
		75,275,850
Machinery — 3.4%
United Rentals, Inc. (b)	305,000	32,201,900

Metals and Mining — 5.1%
Vale S.A. ADR (d)	6,250,000	47,625,000

Oil - Independent Production — 5.3%
Petroleo Brasileiro S.A. - Petrobras ADR (b)(d)	4,911,000	49,650,210

Peripherals — 4.9%
Western Digital Corporation	670,000	45,526,500

TOTAL COMMON STOCKS (Identified cost $843,565,542)		1,014,215,290

SHORT-TERM INVESTMENT — 1.0% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/16 at 0.03% to be repurchased at $9,175,000 on 01/03/2017 collateralized by $10,485,000 U.S. Treasury Bond, 2.50% due 02/15/2046 valued at $9,414,493 including interest. (Cost $9,175,000)	$9,175,000	9,175,000

TOTAL INVESTMENTS — 109.2% (Identified cost $852,740,542)		1,023,390,290
Cash and receivables		333,988,262
Liabilities		(420,532,781)
TOTAL NET ASSETS — 100.0%		$936,845,771

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2016 (continued)

SECURITIES SOLD SHORT

COMMON STOCKS — 21.3% OF TOTAL NET ASSETS
Food - Retailers/Wholesalers — 4.8%	Shares	Value(a)
Chipotle Mexican Grill, Inc. (b)	120,000	$45,278,400

Retail — 16.5%
DDR Corp.	1,600,000	24,432,000
General Growth Properties, Inc.	1,640,000	40,967,200
Simon Property Group, Inc.	260,000	46,194,200
The Macerich Company	600,000	42,504,000
		154,097,400

TOTAL COMMON STOCKS (Proceeds $197,513,772)		199,375,800

BONDS — 19.5% OF TOTAL NET ASSETS
United States Treasury — 19.5%	Face Amount
United States Treasury Bonds, 2.750%, 08/15/2042	$105,000,000	33,085,920
United States Treasury Bonds, 2.875%, 11/15/2046	90,000,000	86,923,800
United States Treasury Bonds, 3.125%, 02/15/2043	40,000,000	40,550,000
United States Treasury Bonds, 3.750%, 11/15/2043	20,000,000	22,685,160
TOTAL BONDS (Proceeds $178,746,108)		183,244,880

TOTAL SECURITIES SOLD SHORT — 40.8% (Proceeds $376,259,880)		$382,620,680
(a) See Note 2A.
(b) Non-income producing security.
(c) A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).
(d) The Fund has approximately 10.4% of its net assets at December 31, 2016 invested in companies incorporated in Brazil.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

Assets
Investments at value:
(Identified cost $852,740,542)		$1,023,390,290
Cash		686
Deposits with brokers for short sales		296,722,568
Receivable for:
Securities sold	$36,525,309
Shares of the Fund sold	40,684
Dividends and interest	699,015	37,265,008
Total assets		1,357,378,552

Liabilities
Securities sold short at current market value (Proceeds $376,259,880)		382,620,680
Payable for:
Securities purchased	33,485,800
Shares of the Fund redeemed	989,868
Interest payable	1,280,585
Short dividend payable	1,091,200	36,847,453
Accrued expenses:
Management fees	783,038
Trustees’ fees	31,127
Accounting, administration and compliance expenses	48,986
Transfer agent fees	97,446
Other expenses	104,051	1,064,648
Total liabilities		420,532,781
Net Assets		$936,845,771

Net Assets consist of:
Capital paid-in		$2,367,379,008
Accumulated net realized losses on investments		(1,594,822,185)
Net unrealized appreciation (depreciation) on investments:
Long positions		170,649,748
Short positions		(6,360,800)
Net Assets		$936,845,771

Shares of beneficial interest outstanding, no par value		21,918,425

Net asset value per share*		$42.74
* Shares of the Fund are sold and redeemed at net asset
value ($936,845,771 ÷ 21,918,425).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2016

Investment Income
Income:
Dividends (net of withholding tax of
$101,817)	$11,565,803
Interest	2,261
11,568,064

Expenses:
Management fees	8,609,516
Trustees’ fees	124,368
Accounting, administration and compliance expenses	587,827
Custodian fees and expenses	247,562
Transfer agent fees	745,957
Audit and tax services	49,700
Legal	66,579
Printing	83,723
Registration fees	24,629
Interest expense on short sales	9,089,496
Dividend expense on short sales	1,896,700
Miscellaneous expenses	11,399
21,537,456
Net investment loss	(9,969,392)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains (losses) on investments:
Long transactions	58,940,033
Short transactions	(49,020,814)
9,919,219
Net change in unrealized appreciation on investments:
Long transactions	56,673,502
Short transactions	4,674,115
61,347,617
Net realized and unrealized gains on investments	71,266,836
Change in Net Assets from Operations	$61,297,444

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
From Operations
Net investment loss	$(9,969,392)	$(15,368,502)
Net realized gains (losses) on investments	9,919,219	(23,324,917)
Net change in unrealized appreciation (depreciation) on investments	61,347,617	(8,139,230)
Change in net assets from operations	61,297,444	(46,832,649)

From Capital Share Transactions
Proceeds from sale of shares	8,880,757	57,335,810
Cost of shares redeemed	(198,259,157)	(272,554,403)
Change in net assets derived from capital share transactions	(189,378,400)	(215,218,593)
Total change in net assets	(128,080,956)	(262,051,242)

Net Assets
Beginning of period	1,064,926,727	1,326,977,969
End of period	$936,845,771	$1,064,926,727

Number of Shares of the Fund:
Issued from sale of shares	248,932	1,348,281
Redeemed	(5,497,232)	(6,641,234)
Net change	(5,248,300)	(5,292,953)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2016		2015		2014		2013		2012
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$39.20		$40.88		$40.31		$29.30		$25.65
Net investment loss (a)(b)	(0.41)		(0.52)		(0.64)		(0.40)		(0.10)
Net realized and unrealized gains (losses) on investments	3.95		(1.16)		1.21		11.41		3.75
Total from investment operations	3.54		(1.68)		0.57		11.01		3.65

Net increase (decrease) in net asset value	3.54		(1.68)		0.57		11.01		3.65
Net asset value at end of period	$42.74		$39.20		$40.88		$40.31		$29.30

Total return (%)	9.0		(4.1)		1.4		37.6		14.2

Ratios:
Operating expenses to average net assets (%)	1.20		1.13		1.10		1.09		1.10
Dividends and interest on short positions to average net assets (%)	1.25		1.09		1.16		0.91		0.24
Total expenses to average net assets (%)	2.45		2.22		2.26		2.00		1.34

Net investment loss to average net assets (%)	(1.13)		(1.27)		(1.61)		(1.13)		(0.37)
Portfolio turnover (%)	334	(c)	268	(c)	266	(c)	291	(c)	360
Net assets at end of period (in thousands) ($)	936,846	1,064,927		1,326,978		1,642,133		1,441,596

(a) Net investment income (loss) per share excluding all related
short sale income and expenses ($)	0.04		(0.07)		(0.18)		(0.08)		(0.04)
(b) Per share net investment has been calculated using
the average shares outstanding during the period.
(c) Includes short sale bond transactions.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016

1. Organization — CGM Focus Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than other diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from December 31, 2016 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$1,014,215,290	—	—
	Short-Term Investment
	Repurchase Agreement	—	$9,175,000	—
	Total	$1,014,215,290	$9,175,000	—

	Investments in Securities-Liabilities
	Common Stocks*	$199,375,800	—	—
	Bonds
	United States Treasury Bonds	—	$183,244,880	—
	Total	$199,375,800	$183,244,880	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the twelve months ended December 31, 2016, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income and expense is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income and expense is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
—	—	$165,887,111
The identified cost of investments in securities held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2016 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$857,503,179	$171,089,504	$(5,202,393)	$165,887,111
For the year ended December 31, 2016, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	—	$888,260,104	—	2016
	—	—	$1,572,159,776	2017
Total	—	$888,260,104	$1,572,159,776
Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

As of December 31, 2016, the post-enactment capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$10,735,994	—	$10,735,994	$17,899,772	—	$17,899,772
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2016 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses and expiring capital loss carryforwards. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.
E. Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any fees, dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at December 31, 2016, was $353,629,000 and the value of cash held in a segregated account, a portion of which may have been restricted at December 31, 2016, was $296,722,568.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At December 31, 2016, the Fund had an investment in a repurchase agreement with a gross value of $9,175,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash and/or securities of $9,414,493 exceeded the value of the repurchase agreement at December 31, 2016 by $239,493.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U. S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended December 31, 2016, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $3,748,866,684 and $3,980,816,472, respectively. Short sales and buys to cover for U.S. Treasury bonds for the period ended December 31, 2016 were $87,564,063 and $272,800,000, respectively.
5. Fees and expenses
A. Management fees — During the period ended December 31, 2016, the Fund incurred management fees of $8,609,516, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $587,827, for the period ended December 31, 2016, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $510,227 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2016, each disinterested trustee was compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

6. Recent accounting pronouncement — In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reporting by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018.  Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

CGM FOCUS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CGM Focus Fund
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the CGM Focus Fund (the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 17, 2017

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2016 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2016
(unaudited)
We are providing this information as required by the Internal Revenue Code.

The Fund did not make any distributions in 2016.

CGM FOCUS FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2016 to December 31, 2016.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Expenses Paid During Period* 07/01/16 - 12/31/16
Actual	$1,000.00	$1,241.00	$13.71
Hypothetical (5% return before expenses)	$1,000.00	$1,012.90	$12.31
* Expenses are equal to the Fund’s annualized expense ratio of 2.43%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CGM FOCUS FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the “Board”) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.
An asterisk in the following table identifies those trustees and officers who are “interested persons” of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, as described in the table below. Each trustee serves during the continued lifetime of the Trust, until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.
The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not “interested persons” of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available on the CGM Funds' website, www.cgmfunds.com, or by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
Ken Heebner* age 76	Trustee since 1993	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
Leslie A. Lake* age 71	Trustee since 2013	Vice President and Secretary of CGM Trust (since 1992); Employee - Office Administrator, CGM	3
Disinterested Trustees
Peter O. Brown age 76	Trustee since 1993	Counsel (formerly, Partner), Harter, Secrest & Emery LLP (law firm); formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company (from 1990 to 1993); formerly Senior Vice President, J.P. Morgan Chase Bank (from 1981 to 1990); formerly Trustee, TT International U.S.A. Master and Feeder Trusts (four mutual funds) (from 2000 to 2005)	3
Mark W. Holland age 67	Trustee since 2004	President, Wellesley Financial Advisors, LLC (since 2003); formerly Vice President and Chief Operating Officer, Fixed Income Management, Loomis, Sayles & Company, L.P. (from 1999 to 2002); formerly Director, Loomis, Sayles & Company, L.P. (from 1993 to 2001)	3

CGM FOCUS FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen
James Van Dyke Quereau, Jr. age 68	Trustee 1993 to 2016†	Formerly Senior Vice President and Chief Investment Officer (2008 to 2015), Director (2006 to 2015), Managing Partner (2006 to 2008), Stratton Management Company (investment management); formerly Director and Vice President, Semper Trust Co. (until 2006)	3
J. Baur Whittlesey age 70	Trustee since 1990	Member (1994 to 2016) and Senior Counsel (since 2017), Ledgewood, P.C. (law firm)	3
Officers
Ken Heebner* age 76	Vice President since 1990	Co-founder and Employee, CGM; Controlling owner of Kenbob, Inc. (general partner of CGM)	3
David C. Fietze* age 47	President since 2015 and Chief Compliance Officer since 2004	Employee – Legal Counsel, CGM	3
Kathleen S. Haughton* age 56	Vice President since 1992 and Anti-Money	Employee – Investor Services Division, CGM	3
Address: 38 Newbury St., 8th Fl., Boston, MA 02116	Laundering Compliance Officer since 2002
Jem A. Hudgins* age 53	Treasurer since 2004	Employee – CGM	3
Leslie A. Lake* age 71	Vice President and Secretary since 1992	Employee – Office Administrator, CGM	3
Martha I. Maguire* age 61	Vice President since 1994	Employee – Funds Marketing, CGM	3
Nicole M. Fembleaux* age 37	Assistant Vice President since 2011	Employee – Operations, CGM	3
Kevin Ure* age 45	Vice President since 2013	Employee – Accounts Admin, Operations, CGM	3
Tony Figueiredo* age 56	Vice President since 2013	Employee – Investor Services Division, CGM	3
Address: 38 Newbury St., 8th Fl., Boston, MA 02116
Deidra Hewardt* age 44	Assistant Treasurer since 2014	Employee – CGM	3
Address: 38 Newbury St., 8th Fl., Boston, MA 02116
† Mr. Quereau, Jr. resigned as a trustee effective December 31, 2016

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as exhibit EX99_CODE. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2016. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2016.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Mark W. Holland. Mark W. Holland is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2015 - $126,615 and 2016 - $130,410.

(b)
Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust’s financial statements and are not reported under paragraph (a) of this Item are the following: 2015 - $0 and 2016 - $0.

(c)
Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2015 - $18,150 and 2016 - $18,690. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

(d)
All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2015 - $0 and 2016 - $0.

(e)
(1)The Trustees Committee of the Board of Trustees of the CGM Trust is required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership (“CGM”), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust. The Trustees Committee generally reviews each necessary pre-approval on a case by case basis. However, the Trustees Committee has authorized the President or Treasurer of the CGM Trust, on behalf of its series (the “Funds”) to incur additional fees totaling in the aggregate not more than $7,500 for services relating to the audit of the Funds for the fiscal year ended December 31, 2016, the close-out of the 2016 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

(2) 0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by CGM Trust’s accountant for services rendered to (i) CGM Trust, (ii) CGM, and (iii) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2015 - $18,150 and 2016 - $18,690.

(h)
There were no non-audit services that were rendered to CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2016, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX99_CODE.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not Applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: February 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: February 17, 2017

By: /S/ Jem A. Hudgins
Jem A. Hudgins

CFO & Treasurer
Principal Financial Officer

Date: February 17, 2017